Equity Incentive Schemes and Stock Compensation Charges - Summary of RSU and PSU Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Performance Share Unit (PSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares)	175,989
Granted (in shares)	57,184
Shares vested (in shares)	(63,516)
Forfeited (in shares)	(10,016)
Outstanding at ending of period (in shares)	159,641	175,989
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	$ 110.79
Granted (USD per share)	165.30
Shares vested (USD per share)	83.92
Forfeited (USD per share)	134.27
Outstanding at end of period (USD per share)	$ 137.64	$ 110.79
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 1 month 20 days	1 year 14 days
Restricted Stock Units (RSUs)
Outstanding number of shares [Roll Forward]
Outstanding at beginning of period (in shares)	389,900
Granted (in shares)	137,572
Shares vested (in shares)	(144,747)
Forfeited (in shares)	(41,301)
Outstanding at ending of period (in shares)	341,424	389,900
Weighted Average Fair Value
Outstanding at beginning of period (USD per share)	$ 119.07
Granted (USD per share)	168.03
Shares vested (USD per share)	98.47
Forfeited (USD per share)	133.63
Outstanding at end of period (USD per share)	$ 145.77	$ 119.07
Weighted Average Remaining Contractual Life
Outstanding at end of period	1 year 4 months 28 days	1 year 5 months 4 days